Long-Term Debt and Other Financial Liabilities, UniCredit Bank Loan Facility (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 24, 2019	Dec. 27, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2020	Dec. 31, 2015	Jul. 03, 2019	Sep. 11, 2015
Senior Long-Term Debt [Abstract]
Proceeds from drawdown						$ 53,750	$ 124,800	$ 180,320
UniCredit Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount												$ 52,705
Proceeds from drawdown										$ 52,705
Installment payments deferred											$ 2,208
Margin on variable rate	3.50%			3.20%	4.20%				3.20%
Minimum liquidity requirements cancelled											$ 500
Frequency of periodic payment						quarterly
Installment payment		$ 1,200	$ 1,550
Maturity date						Dec. 29, 2022